UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.55%
Aerospace & Defense - 2.83%
Triumph Group, Inc.	143,000	9,536,670
Automobiles - 3.21%
General Motors Co.	300,000	10,791,000
Banks - 7.94%
Bank of America Corp. (c)	762,000	12,573,000
JPMorgan Chase & Co. (c)	215,200	14,155,856
		26,728,856
Biotechnology - 0.94%
Biogen, Inc. (a)	8,000	3,175,920
Chemicals - 3.14%
Axiall Corp.	280,000	10,558,800
Computers & Peripherals - 3.99%
Hewlett-Packard Co.	402,000	13,426,800
Construction & Engineering - 2.90%
Chicago Bridge & Iron Co. N.V. (b)	180,000	9,766,800
Consumer Finance - 3.37%
Ally Financial, Inc. (a)	500,000	11,335,000
Containers & Packaging - 3.22%
Owens-Illinois, Inc. (a)	453,000	10,826,700
Diversified Financial Services - 3.50%
Voya Financial, Inc. (c)	260,000	11,780,600
Electronic Equipment, Instruments & Components - 2.48%
Avnet, Inc.	190,000	8,361,900
Energy Equipment & Services - 1.17%
Tidewater, Inc.	160,000	3,926,400
Health Care Providers & Services - 3.29%
Community Health Systems, Inc. (a)	200,000	11,062,000
Insurance - 13.79%
American International Group, Inc. (c)	198,000	11,604,780
Genworth Financial, Inc. (a)	1,550,000	12,307,000
Hartford Financial Services Group, Inc. (c)	266,000	10,935,260
MetLife, Inc. (c)	221,000	11,549,460
		46,396,500
Internet Software & Services - 1.11%
Google, Inc. (a)	7,019	3,734,880
Machinery - 5.70%
Kennametal, Inc.	285,000	10,277,100
Terex Corp.	360,000	8,902,800
		19,179,900

Media - 2.98%
Viacom, Inc. - Class B		150,000	10,032,000
Metals & Mining - 2.85%
Rio Tinto PLC - ADR		219,400	9,603,138
Multiline Retail - 2.29%
Macy's, Inc.		115,000	7,699,250
Oil, Gas & Consumable Fuels - 8.94%
Chesapeake Energy Corp.		630,000	8,889,300
Devon Energy Corp.		162,000	10,565,640
PBF Energy, Inc.		397,000	10,647,540
			30,102,480
Pharmaceuticals - 2.14%
Teva Pharmaceutical Industries Ltd. - ADR (c)		120,000	7,212,000
Software - 3.18%
Symantec Corp.		435,000	10,711,875
Specialty Retail - 4.88%
Abercrombie & Fitch Co.		481,400	9,854,258
American Eagle Outfitters, Inc.		401,600	6,574,192
			16,428,450
Technology Hardware, Storage & Peripherals - 7.71%
NCR Corp. (a)		457,000	13,732,850
NetApp, Inc.		365,000	12,191,000
			25,923,850
TOTAL COMMON STOCKS (Cost $297,542,144)			$328,301,769

SHORT-TERM INVESTMENTS - 2.41%
Money Market Fund- 2.41%
Fidelity Institutional Government Portfolio		8,114,281	8,114,281
TOTAL SHORT-TERM INVESTMENTS (Cost $8,114,281)			$8,114,281

Total Investments (Cost $305,656,425) - 99.96%			336,416,050
Other Assets in Excess of Liabilities - 0.04%			150,342
TOTAL NET ASSETS - 100.00%			$336,566,392

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	All or a portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2015 (Unaudited)

	Contracts	Value
Call Options
American Eagle Outfitters, Inc.
Expiration: June, 2015, Exercise Price: $18.00	500	$1,500
Expiration: August, 2015, Exercise Price: $17.00	500	30,000
Expiration: August, 2015, Exercise Price: $18.00	1,300	52,000
Biogen, Inc.
Expiration: July, 2015, Exercise Price: $460.00	40	3,900
CEMEX S.A.B. de C.V
Expiration: June, 2015, Exercise Price: $9.62	400	3,328
Google, Inc.
Expiration: July, 2015, Exercise Price: $570.00	35	15,225
Kennametal, Inc.
Expiration: July, 2015, Exercise Price: $40.00	300	6,750
Teva Pharmaceutical Industries Ltd.
Expiration: June, 2015, Exercise Price: $65.00	200	4,000
Expiration: June, 2015, Exercise Price: $67.50	200	2,000
		118,703

	Contracts	Value
Put Options
Axiall Corp.
Expiration: June, 2015, Exercise Price: $37.50	200	$33,200
Expiration: August, 2015, Exercise Price: $35.00	300	55,500
Biogen, Inc.
Expiration: July, 2015, Exercise Price: $395.00	40	56,400
Google, Inc.
Expiration: July, 2015, Exercise Price: $520.00	35	30,625
NetApp, Inc.
Expiration: August, 2015, Exercise Price: $31.00	200	14,600
Terex Corp.
Expiration: July, 2015, Exercise Price: $26.00	400	69,200
		259,525
Total Options Written (Premiums received $631,074)		$378,228

Snow Capital Opportunity Fund
Schedule of Securites Sold Short
May 31, 2015 (Unaudited)

Securities Sold Short	Shares	Value
Bristol-Myers Squibb Co.	25,590	1,653,114
CarMax, Inc.	23,950	1,701,408
Cintas Corp.	20,430	1,758,819
Concho Resources, Inc.	14,460	1,739,538
W.R. Grace & Co.	17,920	1,754,906
HollyFrontier Corp.	41,150	1,713,898
Humana, Inc.	9,820	2,107,863
Level 3 Communications, Inc.	31,310	1,737,079
The Middleby Corp.	16,300	1,771,810
Morgan Stanley	46,030	1,758,346
Natural Fuel Gas Co.	26,550	1,705,838
Red Hat, Inc.	22,300	1,723,121
Rite Aid Corp.	205,270	1,789,954
State Street Corp.	22,760	1,773,687
Tractor Supply Co.	19,410	1,691,387
WhiteWave Foods Co.	36,760	1,765,583
Yahoo, Inc.	38,850	1,668,025
Total for Shares Sold Short (Proceeds: $29,663,503)		29,814,374

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*

Cost of investments	$305,656,425
Gross unrealized appreciaition- Short Sales	$313,373
Gross unrealized appreciation - Equities	47,560,916
Gross unrealized appreciation - Options	284,105
Gross unrealized depreciaition- Short Sales	(464,244)
Gross unrealized depreciation - Equities	(16,801,291)
Gross unrealized depreciation - Options	(31,259)
Net unrealized depreciation	$30,861,600

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”)NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$328,301,769	$-	$-	$328,301,769
Total Equity	328,301,769	-	-	328,301,769

Short-Term Investments	8,114,281	-	-	8,114,281

Total Investments in Securities	$336,416,050	$-	$-	$336,416,050

Liabilities;
Securities Sold Short	$29,814,374			$29,814,374
Written Options	267,728	110,500	-	378,228
				$30,192,602

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	378,228

Total		$-		$378,228
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through May 31, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$160,003	160,003
Total	$-	$160,003	$160,003

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$124,517	$124,517
Total	$-	$124,517	$124,517

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.20%
Aerospace & Defense - 6.62%
Ducommun, Inc. (a)	16,890	393,368
Spirit Aerosystems Holdings, Inc. (a)	42,300	2,309,157
Triumph Group, Inc.	57,600	3,841,344
		6,543,869
Air Freight & Logistics - 3.05%
Atlas Air Worldwide Holdings, Inc. (a)	55,423	3,019,445
Banks - 14.44%
First Commonwealth Financial Corp.	110,200	1,002,820
First Niagara Financial Group, Inc.	445,487	3,969,288
FNB Corp.	148,739	2,006,489
OFG Bancorp (b)	282,500	3,712,050
TCF Financial Corp.	117,445	1,848,584
The Bancorp, Inc. (a)	180,637	1,746,760
Total Banks		14,285,991

Capital Markets - 2.21%
FBR & Co. (a)	37,281	789,239
Manning & Napier, Inc.	62,700	693,462
Virtus Investment Partners, Inc.	5,675	706,027
		2,188,728
Chemicals - 1.53%
American Vanguard Corp.	42,000	578,760
LSB Industries, Inc. (a)	22,000	935,660
		1,514,420
Commercial Services & Supplies - 2.79%
ACCO Brands Corp. (a)	295,200	2,169,720
Brady Corp.	23,300	589,490
		2,759,210

Communications Equipment - 1.50%
Black Box Corp.	73,913	1,482,695
Consumer Finance - 2.77%
Green Dot Corp. (a)	187,000	2,739,550
Distributors - 1.09%
VOXX International Corp. (a)	126,080	1,077,984
Electronic Equipment, Instruments & Components - 4.56%
Orbotech Ltd. (a)(b)	59,355	1,240,520
OSI Systems, Inc. (a)	45,400	3,279,695
		4,520,215

Energy Equipment & Services - 5.19%
Carbo Ceramics, Inc.	34,286	1,462,298
Nabors Industries Ltd. (b)	37,000	545,750
Tidewater, Inc.	127,543	3,129,906
		5,137,954
Food & Staples Retailing - 1.19%
The Andersons, Inc.	26,500	1,175,010
Food Products - 1.29%
Omega Protein Corp. (a)	93,100	1,280,125
Health Care Equipment & Supplies - 6.56%
Analogic Corp.	28,900	2,445,229
Integra LifeSciences Holdings Corp. (a)	60,215	4,044,642
		6,489,871
Health Care Providers & Services - 3.53%
Community Health Systems, Inc. (a)	45,235	2,501,948
Health Net, Inc. (a)	15,835	985,570
		3,487,518
Household Durables - 1.59%
SodaStream International Ltd. (a)(b)	74,229	1,573,655
Insurance - 3.65%
FBL Financial Group, Inc.	18,000	1,033,920
Genworth Financial, Inc. (a)	138,000	1,095,720
Selective Insurance Group, Inc.	54,750	1,484,273
		3,613,913
Machinery - 11.03%
Actuant Corp.	29,000	681,500
AGCO Corp.	20,000	1,015,600
Crane Co.	40,250	2,436,333
Hyster-Yale Materials Handling, Inc.	25,500	1,809,480
Kennametal, Inc.	50,500	1,821,030
L.B. Foster Co.	27,000	1,030,050
Titan International, Inc.	197,700	2,105,505
		10,899,498
Media - 0.65%
World Wrestling Entmt, Inc.	45,000	643,500
Multiline Retail - 1.79%
Big Lots, Inc.	40,234	1,766,273
Oil, Gas & Consumable Fuels - 2.91%
PBF Energy, Inc.	97,109	2,604,463
Stone Energy Corp. (a)	20,000	271,600
		2,876,063
Professional Services - 2.18%
Acacia Research Corp.	164,000	1,674,440
Kelly Services, Inc.	31,360	486,707
		2,161,147
Semiconductors & Semiconductor Equipment - 3.72%
Omnivision Technologies, Inc. (a)	136,500	3,680,040
Specialty Retail - 4.63%
Abercrombie & Fitch Co.	175,500	3,592,484
Genesco, Inc. (a)	15,000	992,850
		4,585,334

Technology Hardware, Storage & Peripherals - 1.62%
Silicon Graphics International Corp. (a)	249,214	1,599,954
Trading Companies & Distributors - 2.74%
DXP Enterprises, Inc. (a)	28,700	1,176,987
Titan Machinery, Inc. (a)	96,490	1,533,226
		2,710,213
Transportation Infrastructure - 3.37%
Wesco Aircraft Holdings, Inc. (a)	226,000	3,335,760
TOTAL COMMON STOCKS (Cost $93,150,928)		$97,147,935

REAL ESTATE INVESTMENT TRUST - 2.09%
Highwoods Properties, Inc.	49,280	2,067,296
TOTAL REITS (Cost $1,804,066)		$2,067,296

SHORT-TERM INVESTMENT - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio	854	854
TOTAL MONEY MARKET FUNDS (Cost $854)		$854

Total Investments (Cost $94,955,848) - 100.29%		99,216,085
Liabilities in Excess of Other Assets - (0.29)%		(285,400)
TOTAL NET ASSETS - 100.00%		$98,930,685

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued securities.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:
May 31, 2015 (Unaudited)
Cost of investments	$94,955,848
Gross unrealized appreciation	10,986,109
Gross unrealized depreciation	(6,725,872)
Net unrealized appreciation	$4,260,237

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$97,147,935	$-	$-	$97,147,935
Real Estate Investment Trusts	2,067,296			2,067,296
Total Equity	99,215,231	-	-	99,215,231

Short-Term Investments	854	-	-	854

Total Investments in Securities	$99,216,085	$-	$-	$99,216,085

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
John Buckel, President

Date  July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President
Date  July 17, 2015

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer
Date  July 17, 2015

* Print the name and title of each signing officer under his or her signature.